Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Credit Ratings of the Issuers of Debt Instruments (Details) - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument
Financial assets at fair value through other comprehensive income	$ 2,088,345	$ 3,786,525
Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	2,088,345	3,786,525
Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	2,088,345	3,786,525
Stage 1 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	2,088,345	3,786,525
Stage 1 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income